Leases (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Leases [Abstract]
Summary of Leases by Balance Sheet Category
The following table provides a summary of leases by balance sheet category as of June 30, 2022 and December 31, 2021

	June 30, 2022	December 31, 2021
Operating right-of-use assets	$3,899,000	$4,333,000
Operating lease liability — current	674,000	659,000
Operating lease liability — non-current	3,276,000	3,712,000

The following table provides a summary of leases by balance sheet category as of December 31, 2021 and 2021:

	December 31, 2021	December 31, 2020
Operating right-of-use assets	$4,333,000	$4,147,000
Operating lease liability — current	659,000	684,000
Operating lease liability — non-current	3,712,000	3,200,000

Components of Lease Expenses
The components of lease expenses for the three and six months ended June 30, 2022, were as follows:

	Three months ended June 30, 2022	Six months ended June 30, 2022
Operating lease cost	$273,000	$535,000
Short-term lease cost	—	—
Variable lease cost	—	—

The components of lease expenses for the year ended December 31, 2021 and 2020 were as follows:

	Year Ended December 31, 2021	Year Ended December 31, 2020
Operating lease cost	$957,000	$646,000
Short-term lease cost	—	—
Variable lease cost	—	—

Summary of Other Information Related to Leases
The following tables provides a summary of other information related to leases for the six months ended June 30, 2022:

June 30, 2022
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	522,000
Right-of-use assets obtained in exchange for new operating lease liabilities	86,000
Weighted-average remaining lease term — operating leases	8.4 years
Weighted-average discount rate — operating leases	8%

The following tables provides a summary of other information related to leases for the year ended December 31, 2021 and 2021:

	December 31, 2021	December 31, 2020
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$983,000	$839,000
Weighted-average remaining lease term — operating leases	8.8 years	8.9 years
Weighted-average discount rate — operating leases	12%	12%

Maturity of Lease Liabilities under Non-cancellable Operating Leases
Maturity of lease liabilities under our
non-cancellable
operating leases as of June 30, 2022, are as follows:

Payments due by period
2022 (remainder)	482,000
2023	968,000
2024	880,000
2025	729,000
2026	523,000
2027	371,000
Thereafter	1,158,000

Total lease payments	5,111,000
Less interest	1,161,000

Present value of lease liabilities	$3,950,000

Maturity of lease liabilities under
our non-cancellable operating
leases as of December 31, 2021, were as follows:

Payments due by period
2022	$998,000
2023	967,000
2024	881,000
2025	751,000
2026	546,000
Thereafter	1,634,000

Total lease payments	5,777,000
Less interest	(1,406,000)

Present value of lease liabilities	$4,371,000